Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [line items]
Summary of Equity Interest in Most Significant Subsidiaries
The equity interest in the most significant subsidiaries is as follows:

	Country	Equity interest at December 31
		2022	2023
Subsidiaries:
América Móvil B.V. a)	Netherlands	100.0%	100.0%
Compañía Dominicana de Teléfonos, S.A. (“Codetel”) b)	Dominican Republic	100.0%	100.0%
Sercotel, S.A. de C.V. a)	Mexico	100.0%	100.0%
Radiomóvil Dipsa, S.A. de C.V. and subsidiaries (“Telcel”) b)	Mexico	100.0%	100.0%
Puerto Rico Telephone Company, Inc. b)	Puerto Rico	100.0%	100.0%
Servicios de Comunicaciones de Honduras, S.A. de C.V. (“Sercom Honduras”) b)	Honduras	100.0%	100.0%
Claro S.A. b)	Brazil	99.6%	99.6%
NII Brazil Holding S.A.R.L c)	Luxembourg	100.0%	—
AMX International Mobile S.A. de C.V. c)	Mexico	—	100.0%
Claro NXT Telecomunicações, S.A. b)	Brazil	100.0%	100.0%
Telecomunicaciones de Guatemala, S.A. (“Telgua”) b)	Guatemala	99.3%	99.3%
Claro Guatemala, S.A. b)	Guatemala	100.0%	100.0%
Empresa Nicaragüense de Telecomunicaciones, S.A. (“Enitel”) b)	Nicaragua	99.6%	99.6%
Compañía de Telecomunicaciones de El Salvador, S.A. de C.V. (“CTE”) b)	El Salvador	95.8%	95.8%
Comunicación Celular, S.A. (“Comcel”) b)	Colombia	99.4%	99.4%
Consorcio Ecuatoriano de Telecomunicaciones, S.A. (“Conecel”) b)	Ecuador	100.0%	100.0%
AMX Argentina, S.A. b)	Argentina	100.0%	100.0%
AMX Paraguay, S.A. b)	Paraguay	100.0%	100.0%
AM Wireless Uruguay, S.A. b)	Uruguay	100.0%	100.0%
América Móvil Perú, S.A.C b)	Peru	100.0%	100.0%
Teléfonos de México, S.A.B. de C.V. b)	Mexico	98.8%	98.8%
Telekom Austria AG b)	Austria	51.0%	58.4%
EuroTeleSites AG and subsidiaries d)	Austria	—	57.0%
Joint venture:
Claro Chile, SpA	Chile	50.0%	50.0%

a)	Holding companies.
b)	Operating companies of mobile and fixed services.
c)	On January 2023, this entity merged with AMX International Mobile, S.A. de C.V.
d)	Company spun-off from Telekom Austria AG on September 22, 2023.

Summary of Annual Depreciation Rates	Annual depreciation rates are as follows:

Network infrastructure	5%-33%
Buildings and leasehold improvement	2%-33%
Other assets	10%-50%

Summary of Most Significant Forward Looking Estimates Used for Impairment Evaluations
The most significant forward-looking estimates used for the 2022 and 2023 impairment evaluations are shown below:

	Average margin on EBIDTA	Average margin on CAPEX	Average pre-tax discount rate (WACC)
2022:
Europe (7 countries)	32.70% - 47.31%	7.7% - 21.1%	5.47% - 24.11%
Brazil (fixed line, wireless and TV)	41.90%	19.62%	9.30%
Puerto Rico	26.98%	8.91%	6.14%
Dominican Republic	53.93%	13.82%	11.13%
Mexico (fixed line and wireless)	36.19%	18.61%	8.60%
Ecuador	47.14%	18.42%	20.13%
Peru	36.53%	21.05%	10.39%
El Salvador	45.18%	17.59%	22.37%
Colombia	42.25%	27.41%	13.70%
Other countries	32.92% - 49.54%	9.63% - 25.97%	9.16% - 29.94%
2023:
Europe (7 countries)	26.81% - 43.90%	4.46% - 16.89%	6.08% - 29.15%
Brazil (fixed line, wireless and TV)	43.07%	14.37%	10.45%
Puerto Rico	23.92%	10.46%	6.31%
Dominican Republic	52.34%	13.78%	11.95%
Mexico (fixed line and wireless)	36.10%	10.66%	9.37%
Ecuador	50.81%	18.49%	21.77%
Peru	41.80%	7.11%	9.13%
El Salvador	46.27%	9.26%	20.15%
Colombia	43.39%	20.78%	10.15%
Other countries	28.06% - 51.46%	11.68% - 27.15%	10.29% - 22.79%

Summary of quantitative information about right-of-use assets
Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Assets	Useful life
Towers and sites	2 to 24 years
Property	2 to 24 years
Other equipment	2 to 20 years

Summary of Exchange Rates Used forTranslation of Foreign Currencies
The exchange rates used for the translation of foreign currencies against the Mexican peso are as follows:

		Average exchange rate			Closing exchange rate at December 31,
Country or Zone	Currency	2021	2022	2023	2022	2023
Argentina (1)	Argentine Peso (AR$)	0.2137	0.1586	0.0680	0.1096	0.0209
Brazil	Real (R$)	3.7625	3.9045	3.5545	3.7209	3.4895
Colombia	Colombian Peso (COP$)	0.0054	0.0048	0.0041	0.0040	0.0044
Guatemala	Quetzal	2.6212	2.5981	2.2675	2.4725	2.1584
U.S.A. (2)	US Dollar	20.2769	20.1283	17.7617	19.4143	16.8935
Uruguay	Uruguay Peso	0.4655	0.4893	0.4574	0.4845	0.4329
Nicaragua	Cordoba	0.5765	0.5611	0.4875	0.5359	0.4613
Honduras	Lempira	0.8384	0.8171	0.7184	0.7853	0.6819
Chile	Chilean Peso (CLP$)	0.0268	0.0232	0.0212	0.0226	0.0193
Paraguay	Guaraní	0.0030	0.0029	0.0024	0.0026	0.0023
Peru	Sol (PEN$)	5.2297	5.2454	4.7394	5.0823	4.5498
Dominican Republic	Dominican Peso	0.3540	0.3647	0.3163	0.3436	0.2893
Costa Rica	Colon	0.0325	0.0310	0.0324	0.0323	0.0321
European Union	Euro	23.9835	21.2285	19.2047	20.7830	18.6487
Bulgaria	Lev	12.2617	10.8523	9.8189	10.6188	9.5336
Belarus	New Belarusian Ruble	7.9932	7.3993	6.4630	7.0644	6.1471
Croatia	Croatian Kuna	3.1852	2.8173	2.5487	2.7584	2.4751
Macedonia	Macedonian Denar	0.3893	0.3445	0.3119	0.3378	0.3038
Serbia	Serbian Denar	0.2040	0.1807	0.1638	0.1772	0.1593

(1)	Year-end rates are used for the translation of revenues and expenses if IAS 29 “Financial Reporting in Hyperinflationary Economies” is applied.

(2)	Includes Ecuador, El Salvador and Puerto Rico.
In December 2023, a new Argentine administration took office and called for new economic framework calling for liberalization of economic policy. This caused a major devaluation of the country’s currency, with the Argentine peso losing nearly 60% of its value vis-á-vis
the U.S. dollar in December alone.
In addition, as of December 31, 2023, the Argentinean peso suffered a devaluation of its currency of 80.9%
year-to-date
against the Mexican peso, therefore, this matter is considered within the consolidated foreign currency exchange figure as of the date of the consolidated statement of comprehensive income.

Financial reporting in hyperinflationary economies
Financial statements of Argentina subsidiaries are restated before translation to the reporting currency of the Company and before consolidation in order to reflect the same value of money for all items. Items recognized in the statements of financial position which are not measured at the applicable year-end
measuring unit are restated based on the general price index. All non-monetary
items measured at cost or amortized cost is restated for the changes in the general price index from the date of transaction or the last hyperinflationary calculation to the reporting date. Monetary items are not restated. All items of shareholders’ equity are restated for the changes in the general price index since their addition or the last hyperinflationary calculation until the end of the reporting period. All items of comprehensive income are restated for the change in a general price index from the date of initial recognition to the reporting date. Gains and losses resulting from the net-position
of monetary items are reported in the consolidated statements of operations in financial result in exchange differences. In accordance with IFRS, prior year financial statements were not restated.

Claro Panama [Member]
Disclosure of subsidiaries [line items]
Summary of Net profit for the year from discontinued operations
The results of discontinued operations for the year are shown below:

	For the year ended December 31,	July 1 st .
	2021	2022
Operating revenue:
Revenue services	Ps. 2,667,497	Ps. 1,210,109
Sales of equipment	394,534	206,595

	3,062,031	1,416,704
Total costs and expenses	3,378,614	1,403,311

Operating (loss) profit	(316,583)	13,393
Financial costs	(89,974)	(39,538)
Gain on sale of discontinued operations	—	3,405,014
(Loss) profit before income taxes from discontinued operations	(406,557)	3,378,869
Income taxes:	5,297	—

Net (loss) profit of the period of discontinued operations	Ps. (411,854)	Ps. 3,378,869

Summary of assets and liabilities deconsolidated on the date of the disposal
The deconsolidated assets and liabilities of Claro Panama as of the date of disposal were the following:

	As of July 1,
	2022
Current assets:
Cash	Ps.	24,202
Account receivable to subscribers, distributors and others Net		666,114
Inventories, net		169,851
Other assets, net		4,457

Total current assets		864,624
Non-current assets:
Property, plant and equipment		1,102,062
Intangibles, net		1,810,964
Account receivables to subscribers, distributors and others, Net		42,368
Other assets, net		12,291
Right-of-use		975,019

Total assets	Ps.	4,807,328

Short term liability related to right-of-use assets	Ps.	198,289
Accounts payable		576,522
Payable taxes		24,981
Related parties		1,159
Deferred income		126,904
Long term liability related to right-of-use assets	Ps.	855,969
Deferred income		129,062

Total liabilities		1,912,886

Net assets directly related to the Group’s disposal	Ps.	2,894,442

Tracfone Wireless Inc Tracfone [member]
Disclosure of subsidiaries [line items]
Summary of Net profit for the year from discontinued operations	The results of TracFone for the year are presented below:

For the years ended December 31
2021
Operating revenues:
Service revenues	Ps.130,091,540
Sales of equipment	22,160,481

152,252,021
Total costs and expenses	134,495,316

Operating income	17,756,705

Financial cost	(1,733)
Gain on disposal of discontinued operations	132,821,709

Profit before income tax discontinued operations	150,576,681

Tax expense:
Related to pre-tax profit from the ordinary activities for the period	2,571,541
Related to gain on disposal from discontinued operations	26,294,422

Net profit for the year from discontinued operations	Ps.121,710,718

Summary of assets and liabilities deconsolidated on the date of the disposal
The assets and liabilities deconsolidated on the date of the disposal were as follows:

	November 23,
	2021
Current assets
Cash	Ps.	338,439
Subscribers, distributors, recoverable taxes, contract assets and other net		12,368,407
Inventories, net		9,604,658
Other current assets, net		389,052

Total current assets		22,700,556
Non-current assets:
Property, plant and equipment		1,989,498
Intangibles, net		555,012
Goodwill		2,695,557
Deferred income taxes		1,094,756
Other assets, net		327,546
Rights of use		1,625

Total assets	Ps.	29,364,550

Short term liability related to right of use of assets	Ps.	1,625
Accounts payable		17,446,513
Income tax		3,267,585
Deferred revenue		13,187,667

Total liabilities		33,903,390

Net liability directly associated with disposal group	Ps.	(4,538,840)

Joint ventures [member]
Disclosure of subsidiaries [line items]
Summary of Net profit for the year from discontinued operations
The results of discontinued operations are as follows:

	For the years ended as of December 31,2021		For the period ended as of October 6, 2022
Operating revenue:
Service revenues	Ps.	17,276,464	Ps.	10,500,087
Sales of equipment		4,508,925		2,626,823

		21,785,389		13,126,910
Total costs and expenses		22,892,415		14,954,526

Operating loss		(1,107,026)		(1,827,616)
Financial costs		(533,899)		(685,129)

Loss before income taxes of discontinued operations		(1,640,925)		(2,512,745)
Income taxes:		(4,578,004)		(1,805,500)

Net profit (loss) of the period from discontinued operations	Ps.	2,937,079	Ps.	(707,245)